Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 10,225	SFr 9,477	SFr 10,079
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	66	63	48
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,255	1,564	1,718
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,242	2,891	2,829
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,187	3,438	3,582
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,475	1,521	1,902
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	10,317	9,495	9,994
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	73	89	83
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,348	1,602	1,735
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,243	2,898	2,812
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,087	3,295	3,415
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 1,566	SFr 1,611	SFr 1,949